Related Party - Key Management Personnel Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of transactions between related parties [abstract]
Remuneration and short-term benefits	$ 6,570	$ 7,601	$ 7,380
Defined contribution plan	165	124	105
Other benefits	154	114	47
Share-based compensation expense	$ 17,465	$ 15,264	$ 14,830